GREAT-WEST FUNDS, INC.

Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund
Institutional Class Ticker: MXMAX	Institutional Class Ticker: MXAFX
Investor Class Ticker: MXLTX	Investor Class Ticker: MXACX
Service Class Ticker: MXLUX	Service Class Ticker: MXAEX

Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime Conservative 2030 Fund
Institutional Class Ticker: MXOZX	Institutional Class Ticker: MXARX
Investor Class Ticker: MXALX	Investor Class Ticker: MXAOX
Service Class Ticker: MXBLX	Service Class Ticker: MXAQX

Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
Institutional Class Ticker: MXRCX	Institutional Class Ticker: MXBCX
Investor Class Ticker: MXGLX	Investor Class Ticker: MXBAX
Service Class Ticker: MXHLX	Service Class Ticker: MXBBX

Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund
Institutional Class Ticker: MXUCX	Institutional Class Ticker: MXBNX
Investor Class Ticker: MXMLX	Investor Class Ticker: MXBKX
Service Class Ticker: MXNLX	Service Class Ticker: MXBMX

Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime Conservative 2060 Fund
Institutional Class Ticker: MXXFX	Institutional Class Ticker: MXGKX
Investor Class Ticker: MXSLX	Investor Class Ticker: MXGCX
Service Class Ticker: MXTLX	Service Class Ticker: MXGJX

(the "Fund(s)")

Supplement dated May 12, 2020 to the Prospectus and Summary Prospectuses for

the Funds, each dated April 29, 2020, as supplemented.

Notice of Merger

On April 21, 2020, the Board of Directors of Great-West Funds, including a majority of its directors who are not "interested persons" of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved an Agreement and Plan of Reorganization that merges each separate series of Great-West Lifetime Conservative Funds (each a "Target Fund" and collectively the "Target Funds") into the corresponding separate series of Great-West Lifetime Funds (each an "Acquiring Fund" and collectively the "Acquiring Funds") (the "Merger"). The Merger does not require shareholder approval. It is anticipated the Merger will be a tax-free reorganization for U.S. federal income tax purposes.

Target Fund	Acquiring Fund
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund

Target Fund	Acquiring Fund
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060 Fund

It is anticipated the Merger will be consummated on or about August 14, 2020, or on such other date as the officers of Great-West Funds determine (the "Closing Date"). As of the close of business on the Closing Date, beneficial owners of Institutional, Investor and Service Class shares of each Target Fund will automatically receive a proportionate number of Institutional, Investor and Service Class shares of the corresponding Acquiring Fund (as set forth in the table below) based on each fund's net asset value. Accordingly, when acquiring shares of a Target Fund prior to the Closing Date, you should also consider the strategies and risks of the applicable Acquiring Fund. Please see the prospectus or summary prospectus for the Acquiring Fund for further information on its strategies and risks.

	Target Fund		Acquiring Fund
Great-West Lifetime Conservative 2015 Fund		Great-West Lifetime 2015 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares
Great-West Lifetime Conservative 2020 Fund		Great-West Lifetime 2020 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares
Great-West Lifetime Conservative 2025 Fund		Great-West Lifetime 2025 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares
Great-West Lifetime Conservative 2030 Fund		Great-West Lifetime 2030 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares
Great-West Lifetime Conservative 2035 Fund		Great-West Lifetime 2035 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares
Great-West Lifetime Conservative 2040 Fund		Great-West Lifetime 2040 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares
Great-West Lifetime Conservative 2045 Fund		Great-West Lifetime 2045 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares
Great-West Lifetime Conservative 2050 Fund		Great-West Lifetime 2050 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares
Great-West Lifetime Conservative 2055 Fund		Great-West Lifetime 2055 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares
Great-West Lifetime Conservative 2060 Fund		Great-West Lifetime 2060 Fund
∙	Institutional Class Shares	∙	Institutional Class Shares
∙	Investor Class Shares	∙	Investor Class Shares
∙	Service Class Shares	∙	Service Class Shares

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary

Prospectuses for the Funds, each dated April 29, 2020, as supplemented.

Please keep this Supplement for future reference.